Leases	12 Months Ended
Mar. 31, 2023
Presentation of leases for lessee [abstract]
Leases	Leases
The Company leases certain properties under non-cancellable lease agreements that relate to office spaces and vehicles. The remaining lease terms are between one and seven years.

The roll-forward of lease right-of-use assets is as follows:

	2023	2022
Cost	$	$
Balance - Beginning of fiscal year	37,001	27,054
Additions	1,613	6,934
Acquired in business combinations	—	5,160
Modifications to and disposals of lease contracts	(1,992)	(1,863)
Exchange differences	(142)	(284)
Balance - End of fiscal year	36,480	37,001

Accumulated depreciation
Balance - Beginning of fiscal year	11,462	5,848
Depreciation charge	8,244	7,743
Modifications to and disposals of lease contracts	(4,074)	(2,071)
Exchange differences	(125)	(58)
Balance - End of fiscal year	15,507	11,462

Net book value
Balance - Beginning of fiscal year	25,539	21,206
Balance - End of fiscal year	20,973	25,539

Offices	20,332	24,655
Vehicles	641	884
The maturity analysis of lease liabilities as at March 31, 2023 is as follows:

Fiscal Year	$

2024	6,617
2025	5,672
2026	4,165
2027	2,780
2028	2,139
2029 and thereafter	3,818

Total minimum payments	25,191
Expenses relating to short-term leases, including those excluded due to the election of the practical expedient allowing the Company to expense lease payments for short-term leases and leases for which the underlying asset is of low value, as well as variable lease payments not included in the measurement of lease liabilities, were approximately $2,716 for the fiscal year ended March 31, 2023 (2022 - $3,455). The interest expense for the fiscal year ended March 31, 2023 was $1,075 (2022 - $1,204).